Derivative Instruments	6 Months Ended
Jun. 30, 2020
Derivative Instruments [Abstract]
Derivative Instruments
Note 8 — Derivative Instruments

Interest Rate Swap Agreements, Swaptions, TBAs and Treasury Futures

In order to help mitigate exposure to higher short-term interest rates in connection with borrowings under its repurchase agreements, the Company enters into interest rate swap agreements and swaption agreements. Interest rate swap agreements establish an economic fixed rate on related borrowings because the variable-rate payments received on the interest rate swap agreements largely offset interest accruing on the related borrowings, leaving the fixed-rate payments to be paid on the interest rate swap agreements as the Company’s effective borrowing rate, subject to certain adjustments including changes in spreads between variable rates on the interest rate swap agreements and actual borrowing rates. A swaption is an option granting its owner the right but not the obligation to enter into an underlying swap. The Company’s interest rate swap agreements and swaptions have not been designated as qualifying hedging instruments for GAAP purposes.

In order to help mitigate duration risk and manage basis risk and the pricing risk under the Company’s financing facilities, the Company utilizes Treasury futures and forward-settling purchases and sales of RMBS where the underlying pools of mortgage loans are TBAs. Pursuant to these TBA transactions, the Company agrees to purchase or sell, for future delivery, Agency RMBS with certain principal and interest terms and certain types of underlying collateral, but the particular Agency RMBS to be delivered is not identified until shortly before the TBA settlement date. Unless otherwise indicated, references to Treasury futures include options on Treasury futures.

The following table summarizes the outstanding notional amounts of derivative instruments as of the dates indicated (dollars in thousands):

Derivatives	June 30, 2020	December 31, 2019
Notional amount of interest rate swaps	$1,622,700	$2,355,850
Notional amount of swaptions	60,000	40,000
Notional amount of TBAs, net	(33,000)	140,300
Notional amount of Treasury futures	483,500	310,300
Total notional amount	$2,133,200	$2,846,450

The following table presents information about the Company’s interest rate swap agreements as of the dates indicated (dollars in thousands):

	Notional Amount	Weighted Average Pay Rate	Weighted Average Receive Rate	Weighted Average Years to Maturity
June 30, 2020	$1,622,700	0.73%	0.94%	6.0
December 31, 2019	2,355,850	1.70%	1.92%	5.3

The following table presents information about the Company’s interest rate swaption agreements as of the dates indicated (dollars in thousands):

	Notional Amount	Weighted Average Pay Rate	Weighted Average Receive Rate(A)		Weighted Average Years to Maturity
June 30, 2020	$60,000	1.67%	LIBOR-BBA	%	10.8
December 31, 2019	40,000	2.38%	LIBOR-BBA	%	10.7

(A)	Floats in accordance with LIBOR.

The following tables present information about the Company’s treasury futures agreements as of the dates indicated (dollars in thousands):

As of June 30, 2020

Maturity	Notional Amount - Long Positions	Notional Amount - Short Positions	Net Notional Amount	Fair Value
5 years	$315,300	$-	$315,300	1,404
10 years	168,200	-	168,200	1,025
Total	$483,500	$-	$483,500	2,429

As of December 31, 2019

Maturity	Notional Amount - Long Positions	Notional Amount - Short Positions	Net Notional Amount	Fair Value
5 years	$262,800	$-	$262,800	(1,009)
10 years	47,500	-	47,500	(764)
Total	$310,300	$-	$310,300	(1,774)

The following table presents information about realized gain (loss) on derivatives, which is included on the interim consolidated statements of income (loss) for the periods indicated (dollars in thousands):

Realized Gains (Losses) on Derivatives

		Three Months Ended June 30,		Six Months Ended June 30,
Derivatives	Consolidated Statements of Loss Location	2020	2019	2020	2019
Interest rate swaps	Realized gain (loss) on derivatives, net	$(6,759)	$(5,558)	$(54,624)	$(13,582)
Swaptions	Realized gain (loss) on derivatives, net	(212)	(382)	(212)	(1,144)
TBAs	Realized gain (loss) on derivatives, net	(115)	1,307	344	1,087
Treasury futures	Realized gain (loss) on derivatives, net	11,644	4,268	40,294	5,798
Total		$4,558	$(365)	$(14,198)	$(7,841)

Offsetting Assets and Liabilities

The Company has netting arrangements in place with all of its derivative counterparties pursuant to standard documentation developed by the International Swaps and Derivatives Association. Under GAAP, if the Company has a valid right of offset, it may offset the related asset and liability and report the net amount. The Company presents interest rate swaps, swaptions and Treasury futures assets and liabilities on a gross basis in its interim consolidated balance sheets, but in the case of interest rate swaps beginning in 2018, net of variation margin. The Company presents TBA assets and liabilities on a net basis in its interim consolidated balance sheets. The Company presents repurchase agreements in this section even though they are not derivatives because they are subject to master netting arrangements. However, repurchase agreements are presented on a gross basis. Additionally, the Company does not offset financial assets and liabilities with the associated cash collateral on the interim consolidated balance sheets.

The following tables present information about the Company’s assets and liabilities that are subject to master netting arrangements or similar agreements and can potentially be offset on the Company’s interim consolidated balance sheets as of the dates indicated (dollars in thousands):

Offsetting Assets and Liabilities

As of June 30, 2020

			Net Amounts of Assets and	Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Assets or Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received (Pledged)	Net Amount
Assets
Interest rate swaps	$30,438	$-	$30,438	$(30,438)	$-	$-
Interest rate swaptions	245	-	245	(245)	-	-
TBAs	896	(597)	299	(299)	-	-
Treasury futures	2,429	-	2,429	9,324	(11,753)	-
Total Assets	$34,008	$(597)	$33,411	$(21,658)	$(11,753)	$-

Liabilities
Repurchase agreements	$1,395,317	$-	$1,395,317	$(1,373,699)	$(21,618)	$-
Interest rate swaps	19,313	-	19,313	(19,313)	-	-
TBAs	597	(597)	-	-	-	-
Total Liabilities	$1,415,227	$(597)	$1,414,630	$(1,393,012)	$(21,618)	$-

As of December 31, 2019

			Net Amounts of Assets and	Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Assets or Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received (Pledged)	Net Amount
Assets
Interest rate swaps	$17,921	$-	$17,921	$(17,921)	$-	$-
Interest rate swaptions	368	-	368	(368)	-	-
TBAs	2,297	(2,297)	-	-	-	-
Total Assets	$20,586	$(2,297)	$18,289	$(18,289)	$-	$-

Liabilities
Repurchase agreements	$2,337,638	$-	$2,337,638	$(2,276,251)	$(61,387)	$-
Interest rate swaps	10,140	-	10,140	(10,140)	-	-
TBAs	2,720	(2,297)	423	(423)	-	-
Treasury futures	1,774	-	1,774	3,876	(5,650)	-
Total Liabilities	$2,352,272	$(2,297)	$2,349,975	$(2,282,938)	$(67,037)	$-